Share-Based Compensation (Fair Value For Awards Granted) (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate	0.75%
Risk Free Interest Rate, Minimum		0.75%	1.46%
Risk Free Interest Rate, Maximum		0.96%	2.37%
Expected Term (years)	5 years	5 years	5 years
Volatility	32.00%	31.30%
Volatility, Minimum			31.80%
Volatility, Maximum			32.50%
Dividend Yield
Weighted-Average Grant Date Fair Value	$ 7.84	$ 7.45	$ 7.42